UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07083

Name of Fund: BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Arizona Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 04/30/2014

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock MuniYield Arizona Fund, Inc. (MZA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 144.0%
Corporate — 16.8%
County of Maricopa Arizona Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	$4,350	$4,599,647
County of Pima Arizona IDA, RB, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	1,000	1,035,740
County of Pima Arizona IDA, Refunding, IDRB, Tucson Electric Power Co. Project, Remarketing, Series B, 5.75%, 9/01/29	500	509,690
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, Series A, 4.00%, 9/01/29	1,000	965,430
Salt Verde Financial Corp., RB, Senior:
5.50%, 12/01/29	2,000	2,305,040
5.00%, 12/01/37	1,500	1,642,845

		11,058,392
County/City/Special District/School District — 40.1%
City of Phoenix Arizona Civic Improvement Corp., RB, Subordinate, Civic Plaza Expansion Project, Series A (NPFGC), 5.00%, 7/01/35	3,325	3,459,363
City of Tucson Arizona, COP (AGC), 5.00%, 7/01/29	1,000	1,071,300
County of Maricopa Arizona Community College District, GO, Series C, 3.00%, 7/01/22	1,000	1,039,640
County of Maricopa Arizona School District No. 28 Kyrene Elementary, GO, School Improvement Project of 2010, Series B (a):
1.00%, 7/01/29	480	527,414
1.00%, 7/01/30	400	439,236
County of Maricopa Arizona Unified School District No. 89 Dysart, GO, School Improvement Project of 2006, Series C, 6.00%, 7/01/28	1,000	1,160,330
County of Mohave Arizona Unified School District No. 20 Kingman, GO, School Improvement Project of 2006, Series C (AGC), 5.00%, 7/01/26	1,000	1,153,980

Municipal Bonds	Par (000)	Value
Arizona (continued)
County/City/Special District/School District (concluded)
County of Pinal Arizona, COP:
5.00%, 12/01/26	$1,250	$1,283,787
5.00%, 12/01/29	1,250	1,263,650
County of Yuma Arizona Library District, GO (Syncora), 5.00%, 7/01/26	1,000	1,102,060
Gilbert Public Facilities Municipal Property Corp., RB, 5.50%, 7/01/27	2,000	2,293,240
Gladden Farms Community Facilities District, GO, 5.50%, 7/15/31	750	756,128
Greater Arizona Development Authority, RB, Santa Cruz County Jail, Series 2, 5.25%, 8/01/31	1,155	1,213,639
Marana Municipal Property Corp., RB, Series A, 5.00%, 7/01/28	2,500	2,776,875
Phoenix-Mesa Gateway Airport Authority, RB, Mesa Project, AMT, 5.00%, 7/01/38	3,600	3,677,220
Scottsdale Municipal Property Corp., RB, Water & Sewer Development Project, Series A, 5.00%, 7/01/24	1,000	1,141,780
Vistancia Community Facilities District Arizona, GO:
6.75%, 7/15/22	1,275	1,278,519
5.75%, 7/15/24	750	768,278

		26,406,439
Education — 19.9%
Arizona Board of Regents, COP, Refunding University of Arizona, Series C, 5.00%, 6/01/30	2,595	2,834,518
Arizona State University, RB, Series C:
6.00%, 7/01/25	970	1,140,584
6.00%, 7/01/26	745	873,386
6.00%, 7/01/27	425	498,240
6.00%, 7/01/28	400	465,176
City of Phoenix Arizona IDA, RB:
Candeo School, Inc. Project, 6.63%, 7/01/33	500	522,190
Great Hearts Academies - Veritas Project, 6.30%, 7/01/42	500	507,015
Series A, 6.75%, 7/01/44 (b)	440	436,858
County of Maricopa Arizona IDA, RB, Arizona Charter School Project 1, Series A, 6.63%, 7/01/20	550	524,161

BlackRock MuniYield Arizona Fund, Inc.	April 30, 2014	1

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona (continued)
Education (concluded)
County of Pima Arizona IDA, RB, Arizona Charter Schools Project, Series C:
6.70%, 7/01/21	$20	$20,033
6.75%, 7/01/31	45	45,022
County of Pima Arizona IDA, Refunding RB, Arizona Charter Schools Project, Series O, 5.00%, 7/01/26	985	984,045
Florence Town Inc., IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 7/01/43	500	481,325
Northern Arizona University, RB, Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	3,000	3,225,120
Sun Devil Energy Center LLC, Refunding RB, Arizona State University Project, 5.00%, 7/01/30	500	553,820

		13,111,493
Health — 19.9%
Arizona Health Facilities Authority, RB, Catholic Healthcare West, Series B-2 (AGM), 5.00%, 3/01/41	500	521,115
Arizona Health Facilities Authority, Refunding RB:
Banner Health, Series D, 5.50%, 1/01/38	4,800	5,129,376
Phoenix Children's Hospital, Series A, 5.00%, 2/01/42	1,000	1,024,460
City of Tempe Arizona IDA, Refunding RB, Friendship Village of Tempe, Series A, 6.25%, 12/01/42	500	514,545
County of Maricopa Arizona IDA, RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	170	188,488
County of Maricopa Arizona IDA, Refunding RB, Series A:
Catholic Healthcare West, 5.50%, 7/01/26	1,850	1,864,078
Samaritan Health Services (NPFGC), 7.00%, 12/01/16 (c)	1,000	1,081,110
University Medical Center Corp., RB, 6.50%, 7/01/39	500	551,440

Municipal Bonds	Par (000)	Value
Arizona (continued)
Health (concluded)
University Medical Center Corp., Refunding RB, 6.00%, 7/01/39	$1,000	$1,078,910
Yavapai County IDA, Refunding RB, Northern Arizona Healthcare System, 5.25%, 10/01/26	1,000	1,132,120

		13,085,642
Housing — 0.8%
City of Phoenix & County of Maricopa Arizona IDA, Refunding RB, S/F, AMT (Fannie Mae):
Series A-1, 5.75%, 5/01/40	50	53,744
Series A-2, 5.80%, 7/01/40	65	66,152
City of Phoenix & County of Pima Arizona IDA, RB, S/F, Series 1A, AMT (Fannie Mae), 5.65%, 7/01/39	159	158,934
City of Phoenix & County of Pima Arizona IDA, Refunding RB, S/F, Series 1, AMT (Fannie Mae), 5.25%, 8/01/38	40	40,657
City of Phoenix Arizona IDA, Refunding RB, S/F, Series 2, AMT (Fannie Mae), 5.50%, 12/01/38	64	65,584
County of Maricopa Arizona IDA, RB, S/F, Series 3-B, AMT (Ginnie Mae), 5.25%, 8/01/38	98	98,253

		483,324
State — 20.8%
Arizona Department of Transportation State Highway Fund, RB, Series B, 5.00%, 7/01/30	4,000	4,517,960
Arizona School Facilities Board, COP:
5.13%, 9/01/21	1,000	1,104,600
5.75%, 9/01/22	2,000	2,247,940
Arizona Sports & Tourism Authority, Refunding RB, Multipurpose Stadium Facility Project, Series A:
5.00%, 7/01/31	1,000	1,074,100
5.00%, 7/01/36	2,500	2,633,425
State of Arizona, RB, Lottery Revenue, Series A (AGM), 5.00%, 7/01/29	1,930	2,093,104

		13,671,129

BlackRock MuniYield Arizona Fund, Inc.	April 30, 2014	2

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona (concluded)
Transportation — 4.4%
City of Phoenix Arizona Civic Improvement Corp., RB, Senior Lien, Series A, AMT, 5.00%, 7/01/33	$1,000	$1,098,990
City of Phoenix Arizona Civic Improvement Corp., Refunding RB:
Junior Lien, Series A, 5.00%, 7/01/40	1,000	1,040,270
Senior Lien, AMT, 5.00%, 7/01/32	700	758,849

		2,898,109
Utilities — 21.3%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Senior Lien, 5.50%, 7/01/22	2,000	2,338,860
County of Pinal Arizona Electric District No. 3, Refunding RB, 5.25%, 7/01/36	2,500	2,689,750
County of Pinal Arizona Electric District No. 4, RB, 6.00%, 12/01/38	2,000	2,106,060
County of Pinal Arizona IDA, RB, San Manuel Facility Project, AMT, 6.25%, 6/01/26	500	483,770
Gilbert Water Resource Municipal Property Corp., RB, Subordinate Lien (NPFGC), 5.00%, 10/01/29	900	988,614
Greater Arizona Development Authority, RB, Series B (NPFGC):
5.00%, 8/01/30	1,600	1,664,976
5.00%, 8/01/35	1,000	1,041,750
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/24	1,000	1,127,920
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 1/01/35	1,500	1,585,950

		14,027,650
Total Municipal Bonds in Arizona		94,742,178
Guam — 3.0%
State — 3.0%
Territory of Guam, RB, Business Privilege Tax Bonds:
Series A, 5.25%, 1/01/36	65	67,446

Municipal Bonds	Par (000)	Value
Guam (concluded)
State (concluded)
Territory of Guam, RB (concluded):
Series A, 5.13%, 1/01/42	$800	$822,152
Series B-1, 5.00%, 1/01/37	80	81,836
Series B-1, 5.00%, 1/01/42	1,000	1,019,710
Total Municipal Bonds in Guam		1,991,144
Total Municipal Bonds — 147.0%		96,733,322

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
Arizona — 11.2%
Utilities — 11.2%
City of Mesa Arizona, RB, Utility System, 5.00%, 7/01/35	3,000	3,261,210
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/34	3,000	3,354,720
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	660	720,911
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 11.2%		7,336,841
Total Long-Term Investments (Cost — $97,881,583) — 158.2%		104,070,163

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (e)(f)	1,384,209	1,384,209
Total Short-Term Securities (Cost — $1,384,209) — 2.1%		1,384,209

BlackRock MuniYield Arizona Fund, Inc.	April 30, 2014	3

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $99,265,792*) — 160.3%	$105,454,372
Other Assets Less Liabilities — 1.5%	975,100
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.1%)	(3,330,887)
VRDP Shares, at Liquidation Value — (56.7%)	(37,300,000)

Net Assets Applicable to Common Shares — 100.0%	$65,798,585

*	As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$95,922,911
Gross unrealized appreciation	$6,372,759
Gross unrealized depreciation	(171,298)
Net unrealized appreciation	$6,201,461

Notes to Schedule of Investments
(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is collateralized by municipal or U.S. Treasury obligations.
(d)	Represent bonds transferred to a TOB. In exchange for which the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.
(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at April 30, 2014	Income

FFI Institutional Tax-Exempt Fund	210,260	1,173,949	1,384,209	$124

(f)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
ERB	Education Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
Syncora	Syncora Guarantee
S/F	Single-Family

•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BlackRock MuniYield Arizona Fund, Inc.	April 30, 2014	4

Schedule of Investments (concluded)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$104,070,163	—	$104,070,163
Short-Term Securities	$1,384,209	—	—	1,384,209
Total	$1,384,209	$104,070,163	—	$105,454,372

[1]	See above Schedule of Investments for values in each sector or political sub division.

The carrying amount for certain of the Fund's assets and/or liabilities approximates fair value for financial reporting purposes. As of April 30, 2014, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities:
TOB trust certificates	—	$(3,330,000)	—	$(3,330,000)
VRDP Shares	—	(37,300,000)	—	(37,300,000)
Total	—	$(40,630,000)	—	$(40,630,000)

There were no transfers between levels during the period ended April 30, 2014.

BlackRock MuniYield Arizona Fund, Inc.	April 30, 2014	5

Item 2 –	Controls and Procedures
2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Arizona Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: June 23, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: June 23, 2014